PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS AND CONTINGENCIES
Schedule of provisions

		Rationalisation		Legal and other
		provisions	Metal-on-metal	provisions	Total
	Notes	$ million	$ million	$ million	$ million
At 1 January 2019		35	192	47	274
Net charge to income statement		134	121	5	260
Unwinding of discount		–	5	–	5
Utilised		(130)	(3)	(7)	(140)
Acquisitions		–	–	17	17
Exchange adjustment		1	–	–	1
At 31 December 2019		40	315	62	417
Charge to income statement		124	17	10	151
Unwinding of discount		–	8	–	8
Utilised		(136)	(4)	(17)	(157)
Acquisitions	21	–	–	(3)	(3)
Exchange adjustment		1	–	–	1
At 31 December 2020		29	336	52	417
Provisions – due within one year		29	53	41	123
Provisions – due after one year		–	283	11	294
At 31 December 2020		29	336	52	417
Provisions – due within one year		40	112	51	203
Provisions – due after one year		–	203	11	214
At 31 December 2019		40	315	62	417